ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	12 Months Ended
Oct. 31, 2022
ACCRUED LIABILITIES AND OTHER PAYABLES
Summary of accrued liabilities and other payables

	October 31, 2022	October 31, 2021
Accrued professional service fees	$310,476	$81,388
Other	74,417	14,276
	$384,893	$95,664